Income Taxes - Schedule of Effective Tax Rate (Details) - PRC [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Tax Rate [Line Items]
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00%)	(10.00%)
Effect of additional deduction allowed for tax purposes	(0.43%)	(15.61%)
Effective tax rate	14.57%	(0.61%)